Employee benefit plans and compensation plans - Defined benefit plans - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plans
Change in benefit obligation
Projected benefit obligation, beginning of year	$ 17.5	$ 17.4
Service cost	1.5	1.0
Interest cost	0.4	0.4
Actuarial losses	2.9	0.6
Benefit payments	(1.2)	(0.4)
Tax payments	(0.3)	(0.2)
Currency revaluation effect	(0.6)	(1.3)
Projected benefit obligation, end of year	20.3	17.5	$ 17.4
Change in plan assets
Fair value of plan assets, beginning of year	16.4	16.1
Employer contributions	1.4	1.2
Benefit payments	(0.4)	(0.3)
Interest income	1.0	0.8
Currency revaluation effect	(0.6)	(1.4)
Fair value of plan assets, end of year	17.7	16.4	16.1
Funded status at the end of year	(2.6)	(1.1)
Foreign Plan | Defined benefit plans
Change in benefit obligation
Actuarial losses	(0.5)	(0.8)	$ (0.3)
Sweden
Change in plan assets
Funded status at the end of year	2.5	3.0
Germany
Change in plan assets
Funded status at the end of year	$ (5.1)	$ (4.1)